Related party transactions - Remuneration of directors and key management of the Company (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Related party transactions
Wages	$ 731,195	$ 664,573	$ 1,880,567	$ 1,905,467	$ 2,324,770	$ 1,299,402	$ 308,868
Share-based payments - capital stock							572,110
Share-based payments - stock options	580,239	328,994	647,965	2,426,874	2,560,031	6,081,900	259,410
Remuneration of directors and key management of the Company	$ 1,311,434	$ 993,567	$ 2,528,532	$ 4,332,341	$ 4,884,801	$ 7,381,302	$ 1,140,388